Intangible assets (Tables)	11 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets useful lives
Other intangible assets are amortized in equal installments over their useful estimated lives as follows:

All patents (once filed)	Over the period of the relevant patents (assumed to be 20 years)
Software licenses	3-5 years
Option over non-financial assets	Over the period of the relevant agreement

	December 31, 2019	January 31, 2019	January 31, 2018
	(in thousands)
Utrophin program acquired	$4,379	$4,358	$4,708
Discuva platform acquired	14,070	14,002	15,125
Option over non-financial assets	881	877	947
Other patents and licenses	432	291	376
Total intangible assets, gross	19,762	19,528	21,156
Less: Accumulated amortization	2,263	1,255	198
Impairment	4,379	4,358	—
Intangible assets, net of accumulated amortization	$13,120	$13,915	$20,958

Schedule of finite-lived intangible assets, future amortization expense
Estimated future amortization expense related to intangible assets held at December 31, 2019 and January 31, 2019 is as follows:

	December 31, 2019	January 31, 2019
	(in thousands)
2020	$1,083	$1,150
2021	$1,048	$1,133
2022	$1,048	$1,102
2023	$1,048	$1,102
2024	$1,048	$1,102